Document and Entity Information	Jun. 30, 2021
Risk/Return:
Registrant Name	Ivy Variable Insurance Portfolios
Registrant CIK	0000810016
SEC Form	485BPOS
Period end date	Jun. 30, 2021
Investment Company Type	N-1A
Amendment Flag	false